Trade and Other Receivables (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Trade and Other Receivables [Line Items]
Advances to contract	12 months
Minimum [Member]
Trade and Other Receivables [Line Items]
Payment terms		30 days
Maximum [Member]
Trade and Other Receivables [Line Items]
Payment terms		90 days
Bottom of range [member]
Trade and Other Receivables [Line Items]
Payment terms	30 days
Top of range [member]
Trade and Other Receivables [Line Items]
Payment terms	90 days